Derivative Instruments and Hedging Activities (Details) - $ / shares	8 Months Ended	11 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Jul. 28, 2020
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Class of Warrant or Right, Outstanding			30,980,000
Common Class A
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Share price (in dollars per share)		$ 9.20
Percentage of proceeds from share issuances		60.00%
Minimum | Common Class A
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Warrants redemption price per share		$ 11.50
Private Placement Warrants [Member] | Minimum
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Class of warrants exercise price adjustment percentage		115.00%
Public Warrants [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Term of warrants		5 years
Public Warrants [Member] | Minimum
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Warrants redemption price per share		$ 11.50
Share Trigger Price One [Member] | Common Class A
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Warrants exercisable, ordinary share per warrant		$ 0.361
Share Trigger Price One [Member] | Maximum | Common Class A
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Warrants redeemable, threshold consecutive trading days		10 days
Share Trigger Price One [Member] | Private Placement Warrants [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Minimum notice period for warrants redemption		30 days
Warrants redemption price per share		$ 0.10
Warrants redeemable, threshold consecutive trading days	20 days	20 days
Warrants redeemable, threshold trading days	30 days	30 days
Share Trigger Price One [Member] | Private Placement Warrants [Member] | Common Class A
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Warrants redemption price per share		$ 10.00
Share Trigger Price One [Member] | Private Placement Warrants [Member] | Minimum
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Warrants redeemable, threshold consecutive trading days		20 days
Share Trigger Price One [Member] | Private Placement Warrants [Member] | Maximum
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Warrants redeemable, threshold consecutive trading days	30 days	30 days
Warrants redeemable, threshold trading days	30 days
Share Trigger Price Two [Member] | Private Placement Warrants [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Minimum notice period for warrants redemption		30 days
Warrants redemption price per share		$ 0.01
Share Trigger Price Two [Member] | Private Placement Warrants [Member] | Common Class A
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Warrants redemption price per share		$ 18.00
Share Trigger Price Two [Member] | Private Placement Warrants [Member] | Maximum
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Class of warrants exercise price adjustment percentage		180.00%
IPO [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Class of Warrant or Right, Outstanding		20,700,000
Private Placement [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Class of Warrant or Right, Outstanding		10,280,000